9. Deposits	12 Months Ended
Dec. 31, 2017
Deposits from customers [abstract]
Deposits
	12/31/2017	12/31/2016
Judicial deposits (a)	508,515	432,182
Maintenance deposits (b)	484,565	584,149
Deposits in guarantee for lease agreements (c)	170,679	172,661
Total	1,163,759	1,188,992

(a)   Judicial deposits

Judicial deposits and escrow accounts represent guarantees of lawsuits related to tax, civil and labor claims deposited in escrow until the resolution of the related claims. Part of the amount in escrow accounts is related to civil and labor claims arising from the succession orders on claims against Varig S.A. and proceedings filed by employees that are not related to the Company or any related party (third-party claims). As the Company is not correctly classified as the defendant of these lawsuits, whenever such blockages occur, the exclusion of such is requested in order to release the resources. As of December 31, 2017, the blocked amounts regarding Varig S.A.’s succession lawsuits and third-party lawsuits were R$108,860 and R$74,300, respectively (R$101,352 and R$77,695 as of December 31, 2016, respectively).

(b)   Maintenance deposits

The Company made deposits in U.S. dollars for maintenance of aircraft and engines that will be used in future events as set forth in some lease contracts.

The maintenance deposits do not exempt the Company, as lessee, neither from the contractual obligations relating to maintenance of the aircraft nor from risk associated with operating activities. The Company holds the right to select any of the maintenance service providers or to perform such services internally.

The Company has two categories of maintenance deposits:

                         i.        Maintenance guarantee: related to individual deposits refundable at the end of the agreement, which may also be used in maintenance events, depending on negotiations with lessors. The balance as of December 31, 2017 was R$218,361 (R$336,318 as of December 31, 2016).

                        ii.        Maintenance reserve: related to amounts paid monthly based on the utilization of aircraft components, which may be used in maintenance events, according to the lease agreement. As of December 31, 2017, the balance of this reserve was R$266,204 (R$247,831 as of December 31, 2016).

(c)    Deposits in guarantee for lease agreements

As required by its lease agreements, the Company holds guarantee deposits in U.S. dollars on behalf of the leasing companies, whose full refund occurs upon the contract expiration date.